Form N-1A Cover	Apr. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
Entity Central Index Key	0000872825
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 30, 2026
Prospectus Date	Apr. 01, 2026